April 21, 2025
Pioneer ILS Interval Fund
Supplement to the Statement of Additional Information dated March 1, 2025

On April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”) was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). Victory Capital (the “Adviser”) serves as the fund’s investment adviser. All references to Amundi US in the Statement of Additional Information (“SAI”) are replaced with Victory Capital. All portfolio managers of Amundi US have become employees of Victory Capital.
In connection with the Transaction, the fund’s Board of Trustees unanimously approved a new investment advisory agreement (the “New Advisory Agreement”) for the fund with Victory Capital. Shareholders approved the New Advisory Agreement for the fund at a meeting held on March 27, 2025 and, as a result, the New Advisory Agreement became effective on April 1, 2025. The terms of the New Advisory Agreement (including fees) are substantially the same as the terms of the fund’s investment advisory agreement with Amundi US. At the March 27, 2025 shareholder meeting, shareholders also re-elected the incumbent Independent Trustees of the fund and the shareholders elected David C. Brown, the Chief Executive Officer and Chairman of Victory Capital, as a Trustee of the fund.
In connection with the Transaction, Victory Capital Services, Inc., an affiliate of Victory Capital, has become the principal underwriter for the fund pursuant to a new agreement with the fund. All references to Amundi Distributor US, Inc. in the prospectus are replaced with Victory Capital Services, Inc.
The following replaces similar information in the SAI.
Trustees and officers
The fund’s Trustees and officers are listed below, together with their principal occupations and other directorships they have held during at least the past five years. Trustees who are interested persons of the fund within the meaning of the Investment Company Act of 1940 Act (the “1940 Act”) are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees.
Each of the Trustees serves as a Trustee of 43 U.S. registered investment portfolios for which for which Victory Capital serves as investment adviser. The address for all Trustees and all officers of the Funds is: 60 State Street, Boston, Massachusetts 02109.
Name, Age and Position(s) Held With the Trust	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee During At Least The Past Five Years
Independent Trustees:
Thomas J. Perna (74) Chairman of the Board and Trustee	Trustee since 2014. Serves until a successor trustee is elected or earlier retirement or removal.	Private investor (2004 – 2008 and 2013 – present); Chairman (2008 – 2013) and Chief Executive Officer (2008 – 2012), Quadriserv, Inc. (technology products for securities lending industry); and Senior Executive Vice President, The Bank of New York (financial and securities services) (1986 – 2004)	43
Director, Broadridge
Financial Solutions, Inc.
(investor communications
and securities processing
provider for financial
services industry) (2009 –
2023); Director,
Quadriserv, Inc. (2005 –
2013); and Commissioner,
New Jersey State Civil
Service Commission
(2011 – 2015)

0

Name, Age and Position(s) Held With the Trust	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee During At Least The Past Five Years
John E. Baumgardner, Jr. (74)* Trustee	Trustee since 2019. Serves until a successor trustee is elected or earlier retirement or removal.	Of Counsel (2019 – present), Partner (1983-2018), Sullivan & Cromwell LLP (law firm).	43	Chairman, The Lakeville Journal Company, LLC, (privately-held community newspaper group) (2015 – 2021)
Diane Durnin (67) Trustee	Trustee since 2019. Serves until a successor trustee is elected or earlier retirement or removal.	Managing Director – Head of Product Strategy and Development, BNY Mellon Investment Management (investment management firm) (2012-2018); Vice Chairman – The Dreyfus Corporation (2005 – 2018): Executive Vice President Head of Product, BNY Mellon Investment Management (2007-2012); Executive Director- Product Strategy, Mellon Asset Management (2005-2007); Executive Vice President Head of Products, Marketing and Client Service, Dreyfus Corporation (investment management firm) (2000-2005); Senior Vice President Strategic Product and Business Development, Dreyfus Corporation (1994-2000)	43	None
Benjamin M. Friedman (80) Trustee	Trustee since 2014. Serves until a successor trustee is elected or earlier retirement or removal.	William Joseph Maier Professor of Political Economy, Harvard University (1972 – present)	43	Trustee, Mellon Institutional Funds Investment Trust and Mellon Institutional Funds Master Portfolio (oversaw 17 portfolios in fund complex) (1989 – 2008)

Name, Age and Position(s) Held With the Trust	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee During At Least The Past Five Years
Craig C. MacKay (61) Trustee	Trustee since 2021. Serves until a successor trustee is elected or earlier retirement or removal.	Senior Advisor, England & Company, LLC (advisory firm) (2022 – present); Partner, England & Company, LLC (advisory firm) (2012 – 2022); Group Head – Leveraged Finance Distribution, Oppenheimer & Company (investment bank) (2006 – 2012); Group Head – Private Finance & High Yield Capital Markets Origination, SunTrust Robinson Humphrey (investment bank) (2003 – 2006); and Founder and Chief Executive Officer, HNY Associates, LLC (investment bank) (1996 – 2003)	43
Director, Equitable
Holdings, Inc. (financial
services holding
company) (2022 –
present); Board Member
of Carver Bancorp, Inc.
(holding company) and
Carver Federal Savings
Bank, NA (2017 –
present); Advisory
Council Member,
MasterShares ETF (2016 –
2017); Advisory Council
Member, The Deal
(financial market
information publisher)
(2015 – 2016); Board
Co-Chairman and Chief
Executive Officer, Danis
Transportation Company
(privately-owned
commercial carrier) (2000
– 2003); Board Member
and Chief Financial
Officer, Customer Access
Resources
(privately-owned
teleservices company)
(1998 – 2000); Board
Member, Federation of
Protestant Welfare
Agencies (human services
agency) (1993 – 2022);
and Board Treasurer,
Harlem Dowling Westside
Center (foster care
agency) (1999 – 2018)

Name, Age and Position(s) Held With the Trust	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee During At Least The Past Five Years
Lorraine H. Monchak (68) Trustee	Trustee since 2017. Serves until a successor trustee is elected or earlier retirement or removal.
Chief Investment Officer,
1199 SEIU Funds (healthcare
workers union pension
funds) (2001 – present); Vice
President – International
Investments Group,
American International
Group, Inc. (insurance
company) (1993 – 2001);
Vice President Corporate
Finance and Treasury Group,
Citibank, N.A.(1980 – 1986
and 1990 – 1993); Vice
President – Asset/Liability
Management Group, Federal
Farm Funding Corporation
(government-sponsored
issuer of debt securities)
(1988 – 1990); Mortgage
Strategies Group, Shearson
Lehman Hutton, Inc.
(investment bank) (1987 –
1988); Mortgage Strategies
Group, Drexel Burnham
Lambert, Ltd. (investment
bank) (1986 – 1987)
			43	None
Fred J. Ricciardi (77) Trustee	Trustee since 2014. Serves until a successor trustee is elected or earlier retirement or removal.
Private investor (2020 –
present); Consultant
(investment company
services) (2012 – 2020);
Executive Vice President,
BNY Mellon (financial and
investment company
services) (1969 – 2012);
Director, BNY International
Financing Corp. (financial
services) (2002 – 2012);
Director, Mellon Overseas
Investment Corp. (financial
services) (2009 – 2012);
Director, Financial Models
(technology) (2005-2007);
Director, BNY Hamilton
Funds, Ireland (offshore
investment companies)
(2004-2007);
Chairman/Director,
AIB/BNY Securities Services,
Ltd., Ireland (financial
services) (1999-2006);
Chairman, BNY Alternative
Investment Services, Inc.
(financial services)
(2005-2007)
			43	None

Name, Age and Position(s) Held With the Trust	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee During At Least The Past Five Years
Interested Trustee:
David C. Brown (52)** Trustee	Trustee since 2025. Serves until a successor trustee is elected or earlier retirement or removal	Chief Executive Officer and Chairman (2013-present), Victory Capital Management Inc.; Chief Executive Officer and Chairman (2013-present), Victory Capital Holdings, Inc.; Director, Victory Capital Services, Inc. (2013-present); Director, Victory Capital Transfer Agency, Inc. (2019-present)	159
Trustee, Victory
Portfolios (37 portfolios);
Trustee Victory Portfolios
II (30 portfolios); Trustee,
Victory Portfolios III (45
portfolios); Trustee,
Victory Portfolios IV (29
portfolios); Trustee,
Victory Variable
Insurance Funds (6
portfolios)

Fund Officers:
Thomas Dusenberry (47) President	Since 2025. Serves at the discretion of the Board
Director, Fund
Administration, the Adviser;
Treasurer and Principal
Financial Officer (May
2023-present); Manager,
Fund Administration, the
Adviser; Treasurer and
Principal Financial Officer
(2020-2022), Assistant
Treasurer (2019), Salient MF
Trust, Salient Midstream,
MLP Fund and Forward
Funds; Principal Financial
Officer (2018-2021) and
Treasurer (2020-2021),
Salient Private Access Funds
and Endowment PMF Funds;
Senior Vice President of
Fund Accounting and
Operations, Salient Partners
(2020-2022); Director of
Fund Operations, Salient
Partners (2016-2019). Mr.
Dusenberry also serves as
resident of Victory Portfolios
II, Victory Portfolios III,
Victory Portfolios IV and
Victory Variable Insurance
Funds
			159	None

Name, Age and Position(s) Held With the Trust	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee During At Least The Past Five Years
Scott A. Stahorsky (55) Vice President	Since 2025. Serves at the discretion of the Board	Director, Third-Party Dealer Services & Reg Administration, Fund Administration, the Adviser (2023-present); Vice President, Victory Capital Transfer Agency, Inc. (2023-present); Manager, Fund Administration, the Adviser 2015- 2023). Mr. Stahorsky also serves as Vice President Victory Portfolios, Victory Portfolios II, Victory Portfolios III, Victory Portfolios IV and Victory Variable Insurance Funds	159	None
Patricia McClain (62) Secretary	Since 2025. Serves at the discretion of the Board	Director, Regulatory Administration, Fund Administration, the Adviser (2019-present). Ms. McClain also serves as Secretary of Victory Portfolios, Victory Portfolios II, Victory Portfolios III, Victory Portfolios IV and Victory Variable Insurance Funds	159	None
Carol D. Trevino (59) Treasurer	Since 2025. Serves at the discretion of the Board	Director, Financial Reporting, Fund Administration (2023-present); Director, Accounting and Finance, the Adviser (2019-2023); Accounting/ Financial Director, USAA (2013-2019). Ms. Trevino also serves as Treasurer of Victory Portfolios, Victory Portfolios II, Victory Portfolios III, Victory Portfolios IV and Victory Variable Insurance Funds	159	None

Name, Age and Position(s) Held With the Trust	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee During At Least The Past Five Years
Christopher Ponte (40) Assistant Treasurer	Since 2025. Serves at the discretion of the Board	Director, Fund and Broker Dealer Finance, Fund Administration, (2023-present); Victory Capital Transfer Agency, Inc. (2023-present); Manager, Fund Administration, the Adviser (2017-2023); Chief Financial Officer, Victory Capital Services, Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of Victory Portfolios, Victory Portfolios II, Victory Portfolios III, Victory Portfolios IV and Victory Variable Insurance Funds	159	None
Sean Fox (48) Chief Compliance Officer	Since 2025. Serves at the discretion of the Board	Sr. Compliance Officer, the Adviser (2019-Present); Compliance Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief Compliance Officer for Victory Portfolios, Victory Portfolios II, Victory Portfolios III, Victory Portfolios IV and Victory Variable Insurance Funds	159	None
D. Brent Rowse (43) Anti-Money Laundering Officers and Identity Theft Officer	Since 2025. Serves at the discretion of the Board	Sr. Compliance Officer, the Adviser (2023-present); Compliance Officer, the Adviser (2019-2023). Mr. Rowse also serves as the Anti-Money Laundering Compliance Officer and Identity Theft Officer for Victory Portfolios, Victory Portfolios II, Victory Portfolios III, Victory Portfolios IV and Victory Variable Insurance Funds, and the Anti-Money Laundering Compliance Officer for Victory Capital Services, Inc.	159	None
*
Mr. Baumgardner is Of Counsel to Sullivan & Cromwell LLP, which acts as counsel to the Independent Trustees of each Fund.
**
Mr. Brown is an “Interested Person” by reason of his relationship with the Adviser.
Investment adviser and other fund service providers
The Adviser serves as the fund’s investment adviser pursuant to an advisory agreement dated December 16, 2024 (the “Advisory Agreement”). The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of January 31, 2025, the Adviser managed and advised assets totaling in excess of $174.1 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.

Subject to the authority of the Trustees, the Adviser is responsible for the overall management and administration of the Fund’s business affairs. Each of the Adviser’s multiple investment teams, referred to separately as investment franchises utilizes its own independent approach to investing. The Adviser is responsible for selecting the Fund’s investments according to its investment objective, policies, and restrictions.
The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation.
The Advisory Agreement will continue in effect for an initial two year period, and thereafter shall continue in effect from year to year provided such continuance is specifically approved at least annually (i) by the Trustees of the fund or by a majority of the outstanding voting securities of the fund (as defined in the 1940 Act), and (ii) in either event, by a majority of the Independent Trustees of the fund, with such Independent Trustees casting votes in person at a meeting called for such purpose.
The Advisory Agreement may be terminated without penalty by the Trustees of the fund or by vote of a majority of the outstanding voting securities of the fund on not more than 60 days’ nor less than 30 days’ written notice to the Adviser, or by the Adviser on not less than 60 days’ written notice to the fund, and will automatically terminate in the event of its assignment (as defined in the 1940 Act) by the Adviser.
The Trustees’ approval of and the terms, continuance and termination of the Advisory Agreement are governed by the 1940 Act. Advisory Agreement, the Adviser assumes no responsibility other than to render the services called for under the management contract, in good faith, and the Adviser will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of securities or other transactions for the fund. The Adviser, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract. The management contract requires the Adviser to furnish all necessary services, facilities and personnel in connection with the performance of its services under the management contract, and except as specifically stated therein, the Adviser is not responsible for any of the fund’s ordinary and extraordinary expenses.
Advisory fee
Under the terms of the advisory agreement, the fund will pay to the Adviser monthly, as compensation for the services rendered and expenses paid by it, a fee equal on an annual basis to 1.75% of the fund’s average daily net assets up to $1 billion and 1.70% of the fund’s average daily net assets over $1 billion. This fee is accrued daily and paid monthly.
Administration agreement
The fund entered into an administration agreement with Victory Capital (the “Fund Administration and Accounting Agreement”), pursuant to which Victory Capital acts as the fund’s administrator, performing certain accounting and administration services for the fund. Victory Capital is reimbursed for its costs of providing such services. The costs of providing these services is based on direct costs and costs of overhead, subject to the Board. In addition, The Bank of New York Mellon (“BNY Mellon”) performs certain sub-administration services for the fund pursuant to an agreement between the fund and BNY Mellon.
Under the Fund Administration and Accounting Agreement, for the administration and fund accounting services that Victory Capital provides, the fund pays Victory Capital an annual fee, accrued daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of all Companies and Funds (as defined in the Fund Administration and Accounting Agreement) together with all other registered investment companies for which Victory Capital acts as administrator (the Companies, the Funds and all such other registered investment companies are referred to herein as the “Clients”), and allocating to each Fund on a pro rata basis calculated based on the Fund’s average daily net assets: 0.08% of the first $15 billion in aggregate Client net assets; plus 0.05% of aggregate Client net assets in excess of $15 billion to $30 billion; plus 0.04% of aggregate Client net assets in excess of $30 billion to $85 billion; plus 0.03% of aggregate Client net assets in excess of $85 billion. Victory Capital may periodically waive all or a portion of the amount of its fee that is allocated to any Fund in order to increase the Fund’s net income available for distribution to shareholders.
In addition, the fund reimburses Victory Capital for all of its reasonable out-of-pocket expenses incurred as a result of providing the services under the Fund Administration and Accounting Agreement, including costs associated with implementing new reports required by new rules adopted by the SEC under the Investment Company Act of 1940 (the “1940 Act”).

Except as otherwise provided in the Fund Administration and Accounting Agreement, Victory Capital pays all expenses that it incurs in performing its services and duties as administrator. Unless sooner terminated, the Administration and Fund Accounting Agreement continues in effect for a period of two years and for consecutive one-year terms thereafter, provided that such continuance is approved by the Board or by vote of a majority of the outstanding shares of each Fund and, in either case, by a majority of the Independent Trustees. The Fund Administration and Accounting Agreement provides that Victory Capital shall not be liable for any error of judgment or mistake of law or any loss suffered by the fund in connection with the matters to which the Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence or reckless disregard of its obligations and duties under the Agreement.
Under the Fund Administration and Accounting Agreement, Victory Capital, among other things, coordinates the preparation, filing and distribution of amendments to the fund’s registration statement, supplements to prospectuses and SAIs, and proxy materials in connection with shareholder meetings; drafts shareholder communications, including annual and semi-annual reports; administers the fund’s other service provider contracts; monitors compliance with investment restrictions imposed by the 1940 Act, the fund’s investment objective, investment policies, and restrictions, tax diversification, and distribution and income requirements; coordinates the fund’s service arrangements with financial institutions that make the fund’s shares available to its customers; assists with regulatory compliance; supplies individuals to serve as fund officers; prepares Board meeting materials; and annually determines whether the services that it provides are adequate and complete.
Victory Capital also performs fund accounting services for the fund. As fund accountant, Victory Capital calculates or oversees the calculation of the fund’s NAV, its dividend and capital gain distributions, if any, and its yield. As fund accountant, Victory Capital also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the fund.
34177-00-0425
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Underwriter of Pioneer mutual funds
Member SIPC